Financial Instruments and Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2011
Net Carrying Amount of Held to Maturity Investments

These financial instruments appear in the “Cash and cash equivalents” line of our consolidated balance sheet if the maturities at the time we made the investments were 90 days or less; otherwise, these held-to-maturity investments are included in the “Short-term investments” line. At December 31, we held the following financial instruments:

	Millions of Dollars
	Carrying Amount
	Cash and Cash Equivalents		Short-Term Investments*
	2011	2010	2011	2010
Cash	$1,169	1,284	—	—

Time Deposits
Remaining maturities from 1 to 90 days	4,318	6,154	349	302
Remaining maturities from 91 to 180 days	—	—	—	69
Commercial Paper
Remaining maturities from 1 to 90 days	293	1,566	232	525
Remaining maturities from 91 to 180 days	—	—	—	—
Government Obligations
Remaining maturities from 1 to 90 days	—	450	—	77
Remaining maturities from 91 to 180 days	—	—	—	—

	$5,780	9,454	581	973

*	Carrying value approximates fair value.

Assets and Liabilities Accounted for at Fair Value on a Recurring Basis

The fair value hierarchy for our derivative assets and liabilities accounted for at fair value on a recurring basis was:

	Millions of Dollars
	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Commodity derivatives*	$2,807	1,947	72	4,826	1,456	1,744	63	3,263
Interest rate derivatives	—	31	—	31	—	20	—	20
Foreign currency exchange derivatives	—	13	—	13	—	15	—	15

Total assets	2,807	1,991	72	4,870	1,456	1,779	63	3,298

Liabilities
Commodity derivatives*	2,970	1,722	10	4,702	1,611	1,737	36	3,384
Foreign currency exchange derivatives	—	23	—	23	—	9	—	9

Total liabilities	2,970	1,745	10	4,725	1,611	1,746	36	3,393

Net assets (liabilities)	$(163)	246	62	145	(155)	33	27	(95)

*	2010 has been reclassified to conform to current-year presentation.

Fair Value of Derivative Contracts and Gains (Losses) from Derivatives Contracts

The fair value of commodity derivative assets and liabilities and the line items where they appear on our consolidated balance sheet were:

	Millions of Dollars
	2011	2010
Assets
Prepaid expenses and other current assets	$4,433	3,073
Other assets	415	211
Liabilities
Other accruals	4,350	3,212
Other liabilities and deferred credits	374	193

Hedge accounting has not been used for any item in the table. The amounts shown are presented gross (i.e., without netting assets and liabilities with the same counterparty where the right of setoff exists).

The gains (losses) from commodity derivatives incurred, and the line items where they appear on our consolidated income statement were:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues	$907	(964)	1,717
Other income	(9)	(5)	4
Purchased commodities	(729)	915	(1,502)
Income from discontinued operations	(446)	(139)	(854)

Net Exposures from Outstanding Derivative Contracts

The table below summarizes our material net exposures resulting from outstanding commodity derivative contracts. These financial and physical derivative contracts are primarily used to manage price exposures on our underlying operations. The underlying exposures may be from non-derivative positions such as inventory volumes or firm natural gas transport contracts. Financial derivative contracts may also offset physical derivative contracts, such as forward sales contracts.

	Open Position Long /(Short)
	2011	2010
Commodity
Crude oil, refined products and natural gas liquids (millions of barrels)	(13)	(16)
Natural gas and power (billions of cubic feet equivalent)
Fixed price	(57)	(69)
Basis	(25)	(43)

We had the following net notional position of outstanding foreign currency exchange derivatives:

	In Millions
	Notional Currency*
	2011		2010
Foreign Currency Exchange Derivatives
Sell U.S. dollar, buy other currencies**	USD	1,949	569
Sell euro, buy other currencies***	EUR	61	253

*	Denominated in U.S. dollars (USD) and euros (EUR).
**	Primarily euro, Canadian dollar, Norwegian krone and British pound.
***	Primarily Norwegian krone and British pound.

Fair Value of Derivative Contracts

The fair value of foreign currency exchange derivative assets and liabilities, and the line items where they appear on our consolidated balance sheet were:

	Millions of Dollars
	2011	2010
Assets
Prepaid expenses and other current assets	$12	14
Other assets	1	1
Liabilities
Other accruals	23	7
Other liabilities and deferred credits	—	2

Gains (Losses) from Derivatives Contracts

Gains and losses from foreign currency exchange derivatives and the line item where they appear on our consolidated income statement were:

	Millions of Dollars
	2011	2010	2009
Foreign currency transaction (gains) losses	$(9)	115	(107)
Income from discontinued operations	(5)	3	(14)

Commodity Derivative and Financial Instruments

Our commodity derivative and financial instruments were:

	Millions of Dollars
	Carrying Amount		Fair Value
	2011	2010	2011	2010
Financial Assets
Foreign currency exchange derivatives	$13	15	13	15
Interest rate derivatives	31	20	31	20
Commodity derivatives	814	624	814	624
Investment in LUKOIL	—	1,083	—	1,083
Financial Liabilities
Total debt, excluding capital leases	22,592	23,553	27,065	26,144
Joint venture acquisition obligation	4,314	5,009	4,820	5,600
Foreign currency exchange derivatives	23	9	23	9
Commodity derivatives	446	426	446	426